Acquisition of businesses and purchase accounting (Tables)	12 Months Ended
Sep. 30, 2021
Acquisition of businesses and purchase accounting
Schedule of reconciliation

	As at	As at
Acquisition Professional Fees:	September 30, 2021	September 30, 2020
Cooley	—	41
Acadia	—	22
Health Technology Resources	—	26
Sleepwell	81	—
Mayhugh	53	—
Med Supply	25	—
Care Plus	25	—
Oxygen Plus	24	—
Medical West	25	—
Balance, September 30, 2021	$233	$89

Schedule of purchase price allocation

Year Ended
September 30, 2021
Balance, September 30, 2020 (current $857 plus long-term $560)	$1,417
Addition from acquisitions	2,335
Accretion of interest	38
Payments	(1,274)
Balance, September 30, 2021 (current $2,383 plus long-term $133)	$2,516

Sleepwell, LLC
Acquisition of businesses and purchase accounting
Schedule of fair value of the acquired assets and liabilities

Cash	$378
Accounts receivable	780
Inventory	769
Prepaid expenses and other current assets	2
Property and equipment	960
Right of use real estate ($390 net of unfavorable lease)	313
Goodwill	4,641
Intangible asset – Non-compete agreements	220
Intangible asset – Brand	520
Intangible asset – Customer relationships	4,670
Accounts payable	(640)
Accrued liabilities	(166)
Deferred revenue	(100)
Lease liabilities	(390)
Deferred tax liability	(1,981)
Net assets acquired	$9,976
Cash paid at closing	$6,623
Stock issued in January 2021	2,376
Cash to be paid after closing	320
Stock to be issued after closing, included in shares to be issued	657
Consideration paid or payable	$9,976

Mayhugh Drugs, Inc.
Acquisition of businesses and purchase accounting
Schedule of fair value of the acquired assets and liabilities

Cash	$180
Accounts receivable, net of expected credit loss of $1,142	474
Inventory	487
Prepaid expenses and other current assets	7
Property and equipment	1,357
Right of use real estate	61
Goodwill	1,587
Intangible asset – Non-compete agreements	40
Intangible asset – Brand	290
Intangible asset – Customer relationships	2,500
Accounts payable	(880)
Accrued liabilities	(14)
Deferred revenue	(84)
Equipment loans	(2,846)
US Small Business Association (“SBA”) loan	(119)
Lease liabilities	(134)
Deferred tax liability	(947)
Net assets acquired	$1,959
Cash paid at closing	$1,047
Cash to be paid after closing, included in purchase price payable	912
Consideration paid or payable	$1,959

Med Supply Center, Inc.
Acquisition of businesses and purchase accounting
Schedule of fair value of the acquired assets and liabilities

Cash	$48
Accounts receivable	180
Inventory	597
Property and equipment	263
Right of use real estate	88
Goodwill	766
Intangible asset – Non-compete agreements	140
Intangible asset – Brand	20
Intangible asset – Customer relationships	210
Accounts payable	(190)
Accrued liabilities	(40)
Deferred revenue	(53)
Deferred tax liability	(304)
Lease liabilities	(124)
Net assets acquired	$1,601
Cash paid at closing	$1,279
Cash to be paid after closing, included in purchase price payable	322
Consideration paid or payable	$1,601

Semo Drug-Care Plus of Mo. Inc
Acquisition of businesses and purchase accounting
Schedule of fair value of the acquired assets and liabilities

Cash	$47
Accounts receivable	292
Inventory	475
Property and equipment	373
Goodwill	482
Intangible asset – Non-compete agreements	60
Intangible asset – Brand	100
Intangible asset – Customer relationships	370
Accounts payable	(94)
Accrued liabilities	(51)
Deferred tax liability	(377)
Deferred revenue	(51)
Net assets acquired	$1,626
Cash paid at closing	$1,440
Cash to be paid after closing, included in purchase price payable	186
Consideration paid or payable	$1,626

Oxygen Plus, Inc.
Acquisition of businesses and purchase accounting
Schedule of fair value of the acquired assets and liabilities

Cash	$114
Accounts receivable	60
Inventory	39
Property and equipment	88
Goodwill	327
Intangible asset – Non-compete agreements	10
Intangible asset – Brand	50
Intangible asset – Customer relationships	500
Accounts payable	(98)
Accrued liabilities	(13)
Deferred tax liability	(180)
Deferred revenue	(12)
Equipment loans	(155)
Net assets acquired	$730
Cash paid at closing	$574
Cash to be paid after closing, included in purchase price payable	156
Consideration paid or payable	$730

Medical West Healthcare.
Acquisition of businesses and purchase accounting
Schedule of fair value of the acquired assets and liabilities

Cash	$234
Accounts receivable	195
Inventory	382
Prepaid expenses and other current assets	10
Property and equipment	1,121
Goodwill	758
Intangible asset – Non-compete agreements	20
Intangible asset – Brand	270
Intangible asset – Customer relationships	880
Deposits	2
Accounts payable	(309)
Accrued liabilities	(107)
Deferred tax liability	(11)
Deferred revenue	(16)
Equipment loans	(1,063)
Net assets acquired	$2,366
Cash paid at closing	$1,927
Cash to be paid after closing, included in purchase price payable	439
Consideration paid or payable	$2,366

Cooley Medical Equipment, Inc.
Acquisition of businesses and purchase accounting
Schedule of fair value of the acquired assets and liabilities

Cash	$80
Accounts receivable	605
Inventory	769
Prepaid expenses and other current assets	42
Property and equipment	1,842
Right of use assets	1,080
Intangible asset – Brand	80
Intangible asset – Non-compete agreements	20
Intangible asset – Customer relationships	330
Goodwill	422
Accounts payable and accrued liabilities	(815)
Deferred revenue	(204)
Equipment loans	(509)
Lease liabilities	(1,010)
Net assets acquired	$2,732
Cash paid at closing	$2,333
Cash to be paid after closing, included in purchase price payable	399
Consideration paid or payable	$2,732

Acadia Medical Supply, Inc.
Acquisition of businesses and purchase accounting
Schedule of fair value of the acquired assets and liabilities

Cash	$59
Accounts receivable	143
Inventory	246
Property and equipment	387
Right of use assets	243
Other assets	8
Intangible asset – Brand	130
Intangible asset – Non-compete agreements	30
Intangible asset – Customer relationships	460
Goodwill	375
Accounts payable and accrued liabilities	(278)
Deferred revenue	(44)
Equipment loans	(136)
Lease liabilities	(147)
Net assets acquired	$1,476
Cash paid at closing	$1,004
Cash to be paid after closing, indcluded in accrued liabilities	228
Cash to be paid after closing, included in other long-term liabilities	244
Consideration paid or payable	$1,476

Health Technology Resources, L.L.C.
Acquisition of businesses and purchase accounting
Schedule of fair value of the acquired assets and liabilities

Cash	$140
Accounts receivable	400
Inventory	77
Property and equipment	216
Prepaid assets	15
Intangible asset – Brand	330
Intangible asset – Non-compete agreements	70
Intangible asset – Customer relationships	2,610
Goodwill	1,678
Accounts payable and accrued liabilities	(107)
Deferred revenue	(82)
Net assets acquired	$5,347
Cash paid at closing	$4,819
Cash to be paid after closing, indcluded in accrued liabilities	207
Cash to be paid after closing, included in other long-term liabilities	321
Consideration paid or payable	$5,347